Air traffic liability and frequent flyer deferred revenue	12 Months Ended
Dec. 31, 2018
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Air traffic liability and frequent flyer deferred revenue
(21)	Air traffic liability and frequent flyer deferred revenue

The Air traffic liability, comprises the proceeds from the unused air ticket or the revenues corresponding to the unused portion of a ticket sold. This income also includes the deferred income from the loyalty programs. The Group periodically evaluates this liability and any significant adjustment is recorded in the consolidated statements of comprehensive income. These adjustments are mainly due to differences between actual events and circumstances such as historical sales rates and customer travel patterns that may result in refunds, changes or expiration of tickets that change substantially from the estimates.

The balance as of December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017

Advance ticket sales	$424,579	$454,018
Miles deferred revenue	186,378	85,207

Current	$610,957	$539,225

Miles deferred revenue	$234,260	$104,786

Non–current	$234,260	$104,786